Related Parties - Summary of Operating Transactions with Shareholders (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure of transactions between related parties [abstract]
Consulting fee revenue	$ 24,554,274
Employee benefits expense	41,300
Amounts receivable, related party transactions	6,718,000
Amounts payable, related party transactions	$ 153,000